Royalties, mining and income tax, and deferred tax - Revenue from Mineral Resource (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Royalties, and mining and income tax and deferred tax
Gross revenue factor, refined minerals	12.5
Gross revenue factor, unrefined minerals	9
Additional percentage used in calculating royalty	0.50%
Maximum royalty percentage introduced on refined minerals	5.00%
Maximum royalty percentage introduced on unrefined minerals	7.00%
Royalties	R (1,050)	R (1,834)	R (2,923)
Prior year royalty tax refund	0	0	209
Total royalties	R (1,050)	R (1,834)	R (2,714)
Average effective tax rate	6.00%	32.00%	29.00%
Current tax	R (3,178)	R (9,282)	R (13,506)
Mining tax	(2,960)	(8,225)	(11,816)
Non-mining tax	(370)	(310)	(220)
Company and withholding tax	152	(747)	(1,470)
Deferred tax	5,594	358	(255)
Deferred tax charge	6,277	305	(593)
Prior year adjustment	43	0	252
Deferred tax rate adjustment	(726)	53	86
Total mining and income tax	R 2,416	(8,924)	(13,761)
Maximum
Royalties, and mining and income tax and deferred tax
Average effective tax rate	15.00%
Minimum
Royalties, and mining and income tax and deferred tax
Average effective tax rate	15.00%
Gold
Royalties, and mining and income tax and deferred tax
Percentage to which refined	99.50%
PGMs
Royalties, and mining and income tax and deferred tax
Percentage to which refined	99.90%
Australia
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	5.80%
Royalties	R (131)	0	0
South Africa
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	(731)	(150)	200
United States
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	R 5	R 203	R (114)
SA gold operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	0.40%	0.40%	0.60%
Royalties	R (115)	R (64)	R (167)
SA PGM operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	1.40%	2.50%	3.00%
Royalties	R (804)	R (1,770)	R (2,756)